Stock-based Compensation - Schedule of Stock Options Roll Forward (Detail) - Successor [Member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Beginning balance	17,100,000	16,177,882
Granted	100,945	1,558,159
Exercised		(363,248)
Forfeited		(275,757)
Ending balance		17,100,000
Vested and expected to vest, shares		17,097,036
Exercisable, shares		2,878,469
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share)	$ 9.38	$ 9.32
Granted (in dollars per share)	$ 25.49	9.62
Exercised (in dollars per share)		8.03
Forfeited (in dollars per share)		9.32
Ending balance (in dollars per share)		9.38
Vested and expected to vest, weighted average exercise price (in dollars per share)		9.38
Exercisable, weighted average exercise price (in dollars per share)		$ 9.49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Vested and expected to vest, aggregate intrinsic value		$ 284.5
Exercisable, aggregate intrinsic value		$ 47.6
Vested and expected to vest, aggregate intrinsic value
Vested and expected to vest, weighted average remaining contractual term		8 years 6 months 29 days
Exercisable, weighted average remaining contractual term		8 years 5 months 9 days